Income tax	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Income tax

Note 12 - Income tax:

BBB Foods Inc., as an entity incorporated and existing under the laws of the British Virgin Islands (“BVI”), is not subject to any form of taxation and therefore there is no tax rate to be applied and will continue to be in the future. The laws of the BVI specifically provide that a BVI business entity such as BBB Foods Inc. is exempt from any income, capital gains, estate or other tax in the British Virgin Islands. However, the statutory rate of income tax in Mexico applicable to the Company’s Mexican Subsidiaries was and will continue to be 30%.

Income tax expense is recognized based on management’s estimate of the weighted average effective annual income tax rate expected for the full fiscal year. In addition, there were no enacted or substantially enacted tax rates to recognize the remeasurement of deferred tax balances in the interim periods.

The Company estimates the amount of expenditure and the likely level of tax benefits in the coming interim periods and the likely effect on the effective tax rate for the full year. The expenditures related to the opening of new stores which consisted mainly in new leases and property, furniture, equipment, and leasehold improvements had a material effect on the effective tax rate. Therefore, the Company recognized a net deferred tax assets of Ps. 260,012 and Ps.102,473 in the nine-month periods ended September 30, 2024 and 2023, respectively, and spread the effect of the change in the deferred tax assets over the full years ending December 31, 2024, and 2023, respectively, based on application of an annual effective tax rate.

As indicated above, the transactions in BVI, are not subject to tax, and the Mexican subsidiaries are subject to 30% tax rate. Therefore, according to IAS 34 the Company determined the estimated average annual tax rate used for the nine-month periods ended September 30, 2024, and 2023 separately for the transactions of each jurisdiction, where the 0% tax rate was used to the items related to BVI, and 39% and 60% respectively for the Mexican subsidiaries, which exclude the impact of the non-deductible share based payments that were not considered in the effective tax rate given the distortive effect, but instead such impact was considered on each of the interim periods as they arose. Although the Company historically had losses before income taxes at the consolidated level, the Mexican Subsidiaries had historically had profits before income taxes (without considering the share-based payments expense) to which an annual income tax is expected to be recognized for the full fiscal year. Moreover, in the nine-month period ended on September 30, 2024, the Company generated a consolidated profit before income tax.

Note 17 - Income tax

BBB Foods Inc., as an entity incorporated and existing under the laws of the British Virgin Islands (“BVI”), is not subject to any form of taxation and therefore there is no tax rate to be applied and this will continue to be the case in the future. The laws of the BVI specifically provide that a BVI business entity such as BBB Foods Inc. is exempt from any income, capital gains, estate or other tax in the British Virgin Islands.

The statutory rate of income tax in Mexico applicable to the Company’s Mexican Subsidiaries was and will continue to be 30%. In 2023, Tiendas BBB determined a tax profit of Ps.6,238 (Ps.8,531 in 2022; Ps.15,185 in 2021); Desarrolladora Tres B has determined a tax loss of Ps.307, (Ps.132 in 2022; Ps.671 in 2021), which was updated for inflation to Ps.315 as permitted by tax authorities; and Tiendas Tres B obtained a tax profit of Ps.1,124,318 (Ps.1,003,720 in 2022; Ps.618,404 in 2021). However, Tiendas Tres B tax profit in 2021 was partially offset by prior year tax losses. The tax result differs from the accounting result mainly for those items that are accumulated and deducted differently for accounting and tax purposes, for the recognition of the effects of inflation for tax purposes, as well as for those items that only affect the accounting or tax result.

17.1.
The income tax expense in 2023, 2022 and 2021 is analyzed as shown below:

	December 31, 2023		December 31, 2022		December 31, 2021
Current income tax	Ps.	(309,989)	Ps.	(287,309)	Ps.	(156,907)
Deferred income tax	Ps.	104,741	Ps.	85,946	Ps.	65,095
Total	Ps.	(205,248)	Ps.	(201,363)	Ps.	(91,812)

17.2.
As of December 31, 2023, 2022 and 2021, the main temporary differences on which the deferred income tax was recognized and analyzed is as shown below:

	December 31, 2023		December 31, 2022		December 31, 2021
Advanced payments	Ps.	(56,059)	Ps.	(47,638)	Ps.	(25,614)
Property, furniture, equipment, and lease-hold improvements		(23,667)		(43,510)		(50,224)
Lease liabilities		6,255,817		5,253,632		3,435,431
Right-of-use assets		(5,520,596)		(4,696,459)		(3,047,966)
Provisions		460,212		398,269		327,872
Accrued expenses		293,814		200,416		109,587
Inventories		(63,517)		(67,842)		(38,706)
	Ps.	1,346,004	Ps.	996,868	Ps.	710,380
Applicable income tax rate		30%		30%		30%
Deferred income tax asset	Ps.	403,801	Ps.	299,060	Ps.	213,114

17.3.
The movement in deferred income tax assets and liabilities during the year, without taking into account the compensation of balances under the same tax jurisdiction, is as shown below:

	January 1, 2021		Effects in the results of the year		December 31, 2021		Effects in the results of the year		December 31, 2022		Effects in the results of the year			December 31, 2023
Assets for deferred taxes
Tax losses to be carryforward	Ps.	12,439	Ps.	(12,439)	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—
Provisions		84,391		13,970		98,361		21,119		119,480		18,583		138,063
Lease liabilities		780,979		249,650		1,030,629		545,460		1,576,089		300,655		1,876,744
Accrued expenses		12,617		20,259		32,876		27,249		60,125		28,020		88,145
Total assets for deferred tax	Ps.	890,426	Ps.	271,440	Ps.	1,161,866	Ps.	593,828	Ps.	1,755,694	Ps.	347,258	Ps.	2,102,952
Liabilities for deferred taxes
Inventories		7,612		4,001		11,613		8,741		20,354		(1,298)		19,056
Advanced payments		6,519		1,165		7,684		6,607		14,291		2,526		16,817
Property, furniture, equipment, and lease-hold improvements		15,634		(568)		15,066		(2,014)		13,052		(5,952)		7,100
Right-of-use assets		712,642		201,747		914,389		494,548		1,408,937		247,241		1,656,178
Total liabilities for deferred tax	Ps.	742,407	Ps.	206,345	Ps.	948,752	Ps.	507,882	Ps.	1,456,634	Ps.	242,517	Ps.	1,699,151
Total asset – Net	Ps.	148,019	Ps.	65,095	Ps.	213,114	Ps.	85,946	Ps.	299,060	Ps.	104,741	Ps.	403,801

17.4.
The reconciliation between the current and effective combined income tax rates is shown below:

	December 31, 2023		December 31, 2022		December 31, 2021
Loss before income tax	Ps.	(100,905)	Ps.	(363,747)	Ps.	(724,862)
Current income tax rate		30%		30%		30%
Income tax at legal rate	Ps.	30,272	Ps.	109,124	Ps.	217,459
Plus (less) effects of income tax on the following items:
Share-based payment		(115,370)		(91,137)		(42,637)
Annual adjustment for inflation		(90,219)		(105,615)		(70,282)
Unrecognized tax losses in no taxable entities		(20,955)		(106,071)		(200,218)
Non-deductible expenses		(83,703)		(64,766)		(43,002)
Property, furniture, equipment, and lease-hold improvements		48,049		46,219		30,657
Restatement of tax losses for the year		(92)		(40)		202
Non-cumulative income		21,253		6,655		4,904
Others		5,517		4,268		11,105
Income tax expense recognized in income	Ps.	(205,248)	Ps.	(201,363)	Ps.	(91,812)
Effective income tax rate		(203.4)%		(55.4)%		(12.7)%

17.5.
As of December 31, 2023, the Company maintained accumulated restated tax losses to carry forward for an amount of Ps.1,961, whose right to be offset against future profits expires as shown below:

Year of the loss	Desarrolladora Tres B	Year of expiration
2014	164	2024
2015	21	2025
2016	60	2026
2017	147	2027
2018	163	2028
2019	135	2029
2020	111	2030
2021	703	2031
2022	142	2032
2023	315	2033
	1,961

Deferred income tax assets are recognized for tax loss carryforwards to the extent that the receipt of a tax benefit through future taxable income is likely. The Company did not recognize tax losses for an amount of Ps.1,961, Ps.1,568 and Ps.1,372 as of December 31, 2023, 2022 and 2021, since the recovery of such amounts was not probable.

The temporary differences associated with investments in the Group subsidiaries generate a deferred tax of zero, since BBB Foods Inc. is not a taxable entity as described above. The Company determined that the undistributed profits of its subsidiaries will not be distributed in the foreseeable future.